Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table ("SCT"), as the SEC’s valuation methods for this section differ from those required in the SCT. The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the 2023, 2024 and 2025 calendar years. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on TSR (3)	Net Income
2025	$1,029,693	$1,105,113	$413,331	$415,421	$121.77	$19,260,428
2024	$1,007,824	$1,130,981	$448,492	$493,110	$124.92	$16,966,385
2023	$1,005,762	$1,030,097	$335,061	$342,601	$108.23	$19,262,929

(1)

The amounts reflect the amounts reported in the SCT as total compensation for Mr. Rust, who was the principal executive officer ("PEO") for all years presented, and the average for each year of total compensation for the other NEOs as reported in the SCT. The non-PEO NEOs for 2023 were Ms. Bayes, Donna G. Shewmake and Tara Y. Harrison, the non-PEO NEOs for 2024 were Ms. Bayes and Ms. Harrison, and the non-PEO NEOs for 2025 were Ms. Bayes and Mr. Pitchford.

(2)

Compensation actually paid to the PEO and Non-PEO NEOs represents total compensation reported in the SCT, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the SCT and does not represent the total amount earned or the total amount paid in any particular year. Total compensation, as reported in the SCT, was adjusted by (a) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (b) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year); and (c) the amount of dividends paid on unvested restricted stock awards.

(3)

Total shareholder return ("TSR") is calculated assuming a fixed investment of $100 in the Company’s common stock based on the closing price on December 31, 2022, the last trading day prior to January 1, 2023, assuming reinvestment of dividends, through and including the end of each fiscal year. The amount for 2023 represents the one-year total shareholder return, the amount for 2024 represents the two-year total shareholder return and the amount for 2025 represents the three-year total shareholder return.

The amounts of the adjustments that were added to (or deducted from) the SCT total for the PEO to arrive at compensation actually paid to the PEO for each year are shown in the table below:

Adjustments to determine compensation "actually paid" for PEO	2025	2024	2023
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(325,000)	$(325,000)	$(274,932)
Year-end fair value of awards granted during year that remained unvested at year-end	358,809	413,171	288,792
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	22,617	39,526	(15,271)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(14,614)	(29,599)	7,714
Increase based on dividends paid during year prior to vesting	33,608	25,059	18,032
Total adjustments	$75,420	$123,157	$24,335

The amounts of the adjustments that were added to (or deducted from) the SCT total for the NEOs other than the PEO to arrive at compensation actually paid to non-PEO NEOs for each year are shown in the following table:

Adjustments to determine compensation "actually paid" for non-PEO NEOs	2025	2024	2023
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$-	$(56,549)	$-
Year-end fair value of awards granted during year that remained unvested at year-end	-	92,382	-
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	1,650	5,730	(5,985)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(790)	375	8,864
Increase based on dividends paid during year prior to vesting	1,230	2,681	4,661
Total adjustments	$2,090	$44,619	$7,540

The relationship between (i) the executive compensation actually paid to the PEO and the average compensation actually paid to the NEOs other than the PEO and (ii) cumulative TSR on the Company’s common stock is shown below:

The relationship between (i) the executive compensation actually paid to the PEO and the average compensation actually paid to the NEOs other than the PEO and (ii) net income of the Company for the last three years is shown below:

Named Executive Officers, Footnote

(1)

The amounts reflect the amounts reported in the SCT as total compensation for Mr. Rust, who was the principal executive officer ("PEO") for all years presented, and the average for each year of total compensation for the other NEOs as reported in the SCT. The non-PEO NEOs for 2023 were Ms. Bayes, Donna G. Shewmake and Tara Y. Harrison, the non-PEO NEOs for 2024 were Ms. Bayes and Ms. Harrison, and the non-PEO NEOs for 2025 were Ms. Bayes and Mr. Pitchford.

PEO Total Compensation Amount	$ 1,007,824	$ 1,005,762	$ 1,029,693
PEO Actually Paid Compensation Amount	$ 1,130,981	1,030,097	1,105,113
Adjustment To PEO Compensation, Footnote

The amounts of the adjustments that were added to (or deducted from) the SCT total for the PEO to arrive at compensation actually paid to the PEO for each year are shown in the table below:

Adjustments to determine compensation "actually paid" for PEO	2025	2024	2023
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(325,000)	$(325,000)	$(274,932)
Year-end fair value of awards granted during year that remained unvested at year-end	358,809	413,171	288,792
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	22,617	39,526	(15,271)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(14,614)	(29,599)	7,714
Increase based on dividends paid during year prior to vesting	33,608	25,059	18,032
Total adjustments	$75,420	$123,157	$24,335

Non-PEO NEO Average Total Compensation Amount	$ 448,492	335,061	413,331
Non-PEO NEO Average Compensation Actually Paid Amount	$ 493,110	342,601	415,421
Adjustment to Non-PEO NEO Compensation Footnote

The amounts of the adjustments that were added to (or deducted from) the SCT total for the NEOs other than the PEO to arrive at compensation actually paid to non-PEO NEOs for each year are shown in the following table:

Adjustments to determine compensation "actually paid" for non-PEO NEOs	2025	2024	2023
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$-	$(56,549)	$-
Year-end fair value of awards granted during year that remained unvested at year-end	-	92,382	-
Change in fair value from prior year-end to year-end of awards granted in a prior year that were outstanding and unvested at year-end	1,650	5,730	(5,985)
Change in fair value from prior year-end to vesting date of awards granted in a prior year that vested during year	(790)	375	8,864
Increase based on dividends paid during year prior to vesting	1,230	2,681	4,661
Total adjustments	$2,090	$44,619	$7,540

Compensation Actually Paid vs. Total Shareholder Return

The relationship between (i) the executive compensation actually paid to the PEO and the average compensation actually paid to the NEOs other than the PEO and (ii) cumulative TSR on the Company’s common stock is shown below:

Compensation Actually Paid vs. Net Income

The relationship between (i) the executive compensation actually paid to the PEO and the average compensation actually paid to the NEOs other than the PEO and (ii) net income of the Company for the last three years is shown below:

Total Shareholder Return Amount	$ 124.92	108.23	121.77
Net Income (Loss)	$ 16,966,385	$ 19,262,929	$ 19,260,428
PEO Name	Mr. Rust	Mr. Rust	Mr. Rust
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 123,157	$ 24,335	$ 75,420
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,000)	(274,932)	(325,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,171	288,792	358,809
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,526	(15,271)	(22,617)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,599)	7,714	(14,614)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,059	18,032	33,608
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,619	7,540	2,090
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,549)	0	(0)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,382	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,730	(5,985)	(1,650)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375	8,864	790
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,681	$ 4,661	$ 1,230